TYPE                    13F-HR
PERIOD                  9/30/2005
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Archana Ramachandran
	PHONE           212-297-2966

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th,2005 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, November 14th, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: LINES 41

Form 13F Information Table Value Total: AMOUNT $273,997 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2        Column 3   Column 4    Column 5         Column 6  Column 7      Column 8
						       Value        SHRS OR  SH/PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP      (x$1000)     PRN AMT PRN CALL Dscretn  Mgrs     Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------

AT&T CORP                    COM NEW         001957505   1,980    100,000SH        100,000          100,000
AO TATNEFT                   SPON ADR REG S  03737P306   4,781     74,300SH         74,300           74,300
BELLSOUTH CORP               COM             079860102   3,945    150,000SH        150,000          150,000
CF INDS HLDGS INC            COM             125269100      74      5,000SH          5,000            5,000
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109     153      5,000SH          5,000            5,000
CHARTER COMMUNICATIONS - A   CL A            16117M107   1,350    900,000SH        900,000          900,000
CHUNGHWA TELECOM CO LTD      SPONSORED ADR   17133Q205   3,239    175,000SH        175,000          175,000
CISCO SYS INC                COM             17275R102   4,480    250,000SH        250,000          250,000
CITIGROUP INC                COM             172967101  12,716    279,350SH        279,350          279,350
COMCAST CORP NEW             CL A            20030N101   3,819    130,000SH        130,000          130,000
DEX MEDIA INC                COM             25212E100     139      5,000SH          5,000            5,000
DIRECTTV GROUP, INC          COM             25459L106   1,798    120,000SH        120,000          120,000
DISNEY WALT CO               COM DISNEY      254687106   2,413    100,000SH        100,000          100,000
DOBSON COMMUNICATIONS CORP   CL A            256069105     384     50,000SH         50,000           50,000
ECHOSTAR COMMUNICATIONS NEW  CL A            278762109     887     30,000SH         30,000           30,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109     201      7,500SH          7,500            7,500
GOOGLE INC                   CL A            38259P508  15,823     50,000SH         50,000           50,000
INTERNATIONAL SECS EXCH INC  CL A            46031W204   4,703    201,000SH        201,000          201,000
ISHARES INC                  MSCI JAPAN      464286848 108,491  8,900,000SH      8,900,000        8,900,000
JP MORGAN CHASE & CO         COM             46625H100   5,598    165,000SH        165,000          165,000
MMC NORILSK NICKEL ADR       COM             46626D108   2,475     30,000SH         30,000           30,000
LUCENT  TECHNOLOGIES INC     COM             549463107   1,300    400,000SH        400,000          400,000
MECHEL STEEL GROUP OAO       SPONSORED ADR   583840103     547     15,000SH         15,000           15,000
MEDIACOM COMMUNICATIONS CORP CL A            58446K105   3,793    513,900SH        513,900          513,900
MORGAN STANLEY               COM NEW         617446448  21,792    404,000SH        404,000          404,000
NTL INC DEL                  COM             62940M104   1,670     25,000SH         25,000           25,000
NEUSTAR INC                  CL A            64126X201      80      2,500SH          2,500            2,500
NEWS CORP                    CL A            65248E104   3,118    200,000SH        200,000          200,000
NOKIA CORP                   SPONSORED ADR   654902204   8,455    500,000SH        500,000          500,000
NORTEL NETWORKS CORP NEW     COM             656568102   1,304    400,000SH        400,000          400,000
RCN CORP                     COM NEW         749361200     679     32,000SH         32,000           32,000
SEARS HLDGS CORP             COM             812350106   4,806      2,050SH   PUT    2,050   	      		   2,050
SPRINT NEXTEL CORP           COM FON         852061100   3,918    164,775SH        164,775          164,775
STREETTRACKS GOLD TR         GOLD SHS        863307104  11,838    253,500SH        253,500          253,500
SUNCOM WIRELESS HLDGS INC    CL A            86722Q108     213     62,000SH         62,000           62,000
TELEWEST GLOBAL INC          COM             87956T107     918     40,000SH         40,000           40,000
TIME WARNER INC              COM             887317105   1,811    100,000SH        100,000          100,000
VIACOM INC                   CL B            925524308  12,874    390,000SH        390,000          390,000
VODAFONE GROUP PLC NEW       SPONSORED ADR   92857W100  12,494    481,100SH        481,100          481,100
WORLDSPACE INC               CL A            981579105     423     30,000SH         30,000           30,000
XM SATELLITE RADIO HLDGS INC CL A            983759101   2,514     70,000SH         70,000           70,000

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